Right-of-Use Assets and Lease Liabilities (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Right-of-use Assets and Lease Liabilities [Abstract]
First year	$ 1,925
Second through fifth years	1,378
After fifth year	3,197
Future minimum lease fees payables	$ 6,500